Employee Benefit Plans - Estimated Benefit Payments (Detail) - Summit Materials, LLC [Member] $ in Thousands	Jan. 02, 2016 USD ($)
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2016	$ 1,768
2017	1,768
2018	1,807
2019	1,812
2020	1,788
2021 - 2024	8,680
Total	17,623
Healthcare & Life Ins [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2016	964
2017	913
2018	941
2019	918
2020	937
2021 - 2024	4,598
Total	$ 9,271